Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands					12 Months Ended
		Oct. 01, 2015	Mar. 01, 2015	Jul. 01, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Decrease (increase) in current assets:
Receivables from related party					$ (9,589)	$ 2,945	$ (6,318)
Prepaid expenses and other					95	(451)	(9)
Increase (decrease) in current liabilities:
Accounts payable					(631)	(4,778)	2,403
Accrued liabilities					636	896	158
Taxes other than income taxes					511	31	734
Deferred revenue from related party					5	39	85
Changes in current assets and current liabilities	[1]				(8,973)	(1,318)	(2,947)
Other Noncash Activities
Noncash capital contributions from Valero Energy Corporation					27,748
Cash Flows Related to Interest and Income Taxes Paid
Interest paid					5,367	899	602
Income taxes paid					441	74	493
Supplemental Cash Flow Elements (Textual)
Cash consideration paid attributed to the historical carrying value of assets acquired	[1]				390,144	80,116	0
Cash consideration paid in excess of carrying value of assets acquired	[1]				576,076	73,884	0
Majority Shareholder [Member]
Receivables from related party:
Debt issuance costs owed to related party	[2]				0	0	1,071
Offering costs owed to related party	[2]				0	0	3,223
Amounts due from related party	[2]				0	0	(5,126)
Transfer (from) to Valero for:
Noncash transfers from Valero	[2]					(5,799)
Noncash transfers to Valero	[2]				6,950		760
Other Noncash Activities
Capital expenditures included in accounts payable	[2]				(5,496)	(786)	(761)
Reduction to property and equipment, net due to capital lease obligation modification	[2]				0	0	913
Noncash capital contributions from Valero Energy Corporation	[2]				27,748	0	0
Units issued to Valero Energy Corporation in connection with acquisitions	[2]				170,000	0	0
Majority Shareholder [Member] | Indemnification Receivable [Member]
Transfer (from) to Valero for:
Noncash transfers from Valero	[2]						(85)
Noncash transfers to Valero	[2]				0	0
Majority Shareholder [Member] | Deferred Income Taxes [Member]
Transfer (from) to Valero for:
Noncash transfers from Valero	[2]				(282)	(154)
Noncash transfers to Valero	[2]						0
Majority Shareholder [Member] | Property and Equipment [Member]
Transfer (from) to Valero for:
Noncash transfers to Valero	[2]				0	0	764
Majority Shareholder [Member] | Construction-in-progress [Member]
Transfer (from) to Valero for:
Noncash transfers from Valero	[2]					$ (5,645)
Noncash transfers to Valero	[2]				$ 7,232		$ 81
Texas Crude Systems Business [Member] | Majority Shareholder [Member]
Supplemental Cash Flow Elements (Textual)
Cash consideration paid attributed to the historical carrying value of assets acquired				$ 80,100
Cash consideration paid for assets acquired, total				154,000
Cash consideration paid in excess of carrying value of assets acquired				$ 73,900
Houston and St. Charles Terminal Services Business [Member] | Majority Shareholder [Member]
Other Noncash Activities
Units issued to Valero Energy Corporation in connection with acquisitions			$ 100,000
Supplemental Cash Flow Elements (Textual)
Cash consideration paid attributed to the historical carrying value of assets acquired			296,100
Cash consideration paid for assets acquired, total			571,200
Cash consideration paid in excess of carrying value of assets acquired			$ 275,100
Corpus Christi Terminal Services Business [Member] | Majority Shareholder [Member]
Other Noncash Activities
Units issued to Valero Energy Corporation in connection with acquisitions		$ 70,000
Supplemental Cash Flow Elements (Textual)
Cash consideration paid attributed to the historical carrying value of assets acquired		94,000
Cash consideration paid for assets acquired, total		395,000
Cash consideration paid in excess of carrying value of assets acquired		$ 301,000

[1]	Financial information has been retrospectively adjusted for the acquisition of the Meraux and Three Rivers Terminal Services Business from Valero Energy Corporation. See Notes 1 and 3.
[2]	Financial information has been retrospectively adjusted for the acquisition of the Meraux and Three Rivers Terminal Services Business.